Segmental analysis - Adjusted profit before tax and balance sheet data (Details) $ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($) global_function	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)
Disclosure of operating segments [line items]
Number of global functions | global_function	3
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	$ 25,236	$ 24,001	$ 25,551
– of which: net interest income/(expense)	14,451	13,391	13,098
Change in expected credit losses and other credit impairment charges	(1,090)	209	719
Net operating income	24,146	24,210	26,270
Total operating expenses	(16,419)	(17,533)	(17,087)
Operating profit	7,727	6,677	9,183
Share of profit in associates and joint ventures	1,449	1,390	1,656
Profit before tax	9,176	8,067	10,839
Loans and advances to customers (net)	1,028,356	1,045,814
Interests in associates and joint ventures	29,446	29,609
Total external assets	2,985,420	2,957,939
Customer accounts	1,651,301	1,710,574
Operating segments
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	25,690	23,577	24,734
Change in expected credit losses and other credit impairment charges	(1,090)	174	675
Net operating income	24,600	23,751	25,409
Total operating expenses	(15,376)	(15,447)	(15,520)
Operating profit	9,224	8,304	9,889
Share of profit in associates and joint ventures	1,449	1,377	1,649
Profit before tax	$ 10,673	$ 9,681	$ 11,538
Share of HSBC’s adjusted profit before tax	100.00%	100.00%	100.00%
Adjusted cost efficiency ratio	0.599	0.655	0.627
Loans and advances to customers (net)	$ 1,028,356	$ 994,702	$ 994,555
Interests in associates and joint ventures	29,446	28,560	27,918
Total external assets	2,985,420	2,812,349	2,790,476
Customer accounts	1,651,301	1,627,174	1,565,942
Operating segments | Wealth and Personal Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	10,922	10,439	10,980
Change in expected credit losses and other credit impairment charges	(573)	215	38
Net operating income	10,349	10,654	11,018
Total operating expenses	(7,411)	(7,574)	(7,277)
Operating profit	2,938	3,080	3,741
Share of profit in associates and joint ventures	8	24	10
Profit before tax	$ 2,946	$ 3,104	$ 3,751
Share of HSBC’s adjusted profit before tax	27.60%	32.10%	32.50%
Adjusted cost efficiency ratio	0.679	0.726	0.663
Loans and advances to customers (net)	$ 475,464	$ 462,452	$ 458,573
Interests in associates and joint ventures	484	490	467
Total external assets	882,490	889,349	859,383
Customer accounts	836,026	820,564	793,277
Operating segments | Commercial Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	7,217	6,556	6,353
Change in expected credit losses and other credit impairment charges	(288)	40	228
Net operating income	6,929	6,596	6,581
Total operating expenses	(3,351)	(3,355)	(3,371)
Operating profit	3,578	3,241	3,210
Share of profit in associates and joint ventures	0	0	1
Profit before tax	$ 3,578	$ 3,241	$ 3,211
Share of HSBC’s adjusted profit before tax	33.50%	33.50%	27.80%
Adjusted cost efficiency ratio	0.464	0.512	0.531
Loans and advances to customers (net)	$ 348,253	$ 332,710	$ 329,873
Interests in associates and joint ventures	14	13	15
Total external assets	619,490	589,834	581,741
Customer accounts	479,680	481,781	455,006
Operating segments | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	7,841	6,878	7,518
Change in expected credit losses and other credit impairment charges	(227)	(80)	405
Net operating income	7,614	6,798	7,923
Total operating expenses	(4,735)	(4,831)	(4,724)
Operating profit	2,879	1,967	3,199
Share of profit in associates and joint ventures	0	0	0
Profit before tax	$ 2,879	$ 1,967	$ 3,199
Share of HSBC’s adjusted profit before tax	27.00%	20.30%	27.70%
Adjusted cost efficiency ratio	0.604	0.702	0.629
Loans and advances to customers (net)	$ 204,097	$ 198,854	$ 205,044
Interests in associates and joint ventures	121	119	121
Total external assets	1,318,425	1,157,478	1,164,916
Customer accounts	335,033	324,239	316,865
Operating segments | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	(290)	(296)	(117)
Change in expected credit losses and other credit impairment charges	(2)	(1)	4
Net operating income	(292)	(297)	(113)
Total operating expenses	121	313	(148)
Operating profit	(171)	16	(261)
Share of profit in associates and joint ventures	1,441	1,353	1,638
Profit before tax	$ 1,270	$ 1,369	$ 1,377
Share of HSBC’s adjusted profit before tax	11.90%	14.10%	12.00%
Adjusted cost efficiency ratio	0.417	1.057	(1.265)
Loans and advances to customers (net)	$ 542	$ 686	$ 1,065
Interests in associates and joint ventures	28,827	27,938	27,315
Total external assets	165,015	175,688	184,436
Customer accounts	562	590	794
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	25,690	23,577	24,734
– of which: net interest income/(expense)	14,465	13,021	12,542
Loans and advances to customers (net)		1,028,356
Customer accounts		1,651,301
Operating segments excluding intersegment elimination | Wealth and Personal Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	10,569	10,354	10,782
– of which: net interest income/(expense)	7,658	6,955	6,807
Operating segments excluding intersegment elimination | Commercial Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	7,281	6,460	6,326
– of which: net interest income/(expense)	5,007	4,387	4,172
Operating segments excluding intersegment elimination | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	8,867	7,676	8,305
– of which: net interest income/(expense)	2,296	2,032	1,937
Operating segments excluding intersegment elimination | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	(1,027)	(913)	(679)
– of which: net interest income/(expense)	(496)	(353)	(374)
– inter-segment
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	0	0	0
– inter-segment | Wealth and Personal Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	353	85	198
– inter-segment | Commercial Banking
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	(64)	96	27
– inter-segment | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	(1,026)	(798)	(787)
– inter-segment | Corporate Centre
Disclosure of operating segments [line items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	$ 737	$ 617	$ 562